Investment in and Loans to Affiliates (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2024	Aug. 14, 2023	May 31, 2023	Sep. 01, 2022	May 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 23, 2024	Dec. 31, 2022
Schedule of Investments [Line Items]
Issuance of stock, shares									300,000
Exchange of stock, shares								2,996,127
Issuance of stock, value								$ 358,543	$ 3,450,675
Stock Exchange Agreement [Member] | SRM Entertainment [Member]
Schedule of Investments [Line Items]
Ownership percentage			79.30%		79.30%
SRM Entertainment [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares		4,609,166
Sale of stock, shares						350,000
Sale of stock, per share						$ 0.00
Non-interest bearing loan receivable balance											$ 1,482,673
SRM Entertainment [Member] | Notes Receivable [Member]
Schedule of Investments [Line Items]
Conversion percentage				6.00%
SRM Entertainment [Member] | IPO [Member]
Schedule of Investments [Line Items]
Non-interest bearing loan receivable balance		$ 1,482,673
Accrued interest expense		55,847					$ 55,847
Total balance paid from proceeds of IPO		$ 1,538,520
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares		9,450,000	6,500,000					2,613,342
Exchange of stock, shares			2
Issuance of stock, value		$ 4,500,000
Outstanding shares of common stock, percentage								16.00%
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares		2,000,000	6,500,000		6,500,000
Sale of stock, shares		1,250,000
Sale of stock, per share		$ 5.00
Yerbae Brands Corp [Member]
Schedule of Investments [Line Items]
Repayments of short-term debt	$ 225,000
Yerbae Brands Corp [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Principal amount										$ 500,000
Payments of letter of intent	$ 3,000,000